Summary of significant accounting policies - Consolidated statements of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restatement
Foreign currency translation adjustment	$ 44,089	$ (2,222)	$ (11,543)	$ (17,273)
Comprehensive income/(loss)	141,548	(9,160)	145,432	310,426
Comprehensive income/(loss) attributable to Burford Capital Limited shareholders	$ 74,595	(30,973)	131,732	283,273
Previously Reported
Restatement
Foreign currency translation adjustment		(2,443)	(10,206)	(17,525)
Comprehensive income/(loss)		(58,871)	163,096	178,746
Comprehensive income/(loss) attributable to Burford Capital Limited shareholders		$ (74,509)	$ 154,909	$ 163,437